Financial Risk Management Objectives and Policies - Summary of Exposure to Foreign Currency Risk (Details) - Currency Risk - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
AUD
Financial liabilities
Net exposure	$ 33,311,678	$ 39,883,834
AUD | Cash
Financial assets
Changes in financial assets due to foreign currency risk exposure	26,697,582	35,646,457
AUD | Receivables
Financial assets
Changes in financial assets due to foreign currency risk exposure	7,827,565	5,513,541
AUD | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	(1,213,469)	(1,276,164)
EUR
Financial liabilities
Net exposure	(435,698)	(41,872)
EUR | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	(435,698)	(41,872)
GBP
Financial liabilities
Net exposure	(3,037)
GBP | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	(3,037)
CAD
Financial liabilities
Net exposure	(13,419)	(1,290)
CAD | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	$ (13,419)	$ (1,290)